Equity - Distribution of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Profit (loss) for the year	€ 209	€ (574)	€ 2,319
Telefónica, S.A.
Disclosure of subsidiaries [line items]
Legal reserve	0
Unrestricted reserves	563
Profit (loss) for the year	€ 563